CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Mar. 31, 2021	$ 0	$ 665,985	$ 2,577,998	$ 163,295	$ (175,365)	$ 3,231,913
Beginning balance , shares at Mar. 31, 2021	2,333,333
Net income (loss) for the year			9,749		(66,223)	(56,474)
Capital contribution made by noncontrolling shareholders - Conbridge					6,345	6,345
Capital contribution made by noncontrolling shareholders - Lowell					42,731	42,731
Capital contribution made by noncontrolling shareholders - Princeton					(1)	(1)
Capital contribution made by noncontrolling shareholders – MTM Animation					424,316	424,316
Foreign currency translation gain				21,884	4,449	26,333
Ending balance, value at Mar. 31, 2022	$ 0	665,985	2,587,747	185,179	236,252	3,675,163
Beginning balance , shares at Mar. 31, 2022	2,333,333
Net income (loss) for the year			(3,474,512)		(97,596)	(3,572,108)
Foreign currency translation gain				(734,913)	(15,855)	(750,768)
Initial public offering, net of share issuance costs		13,440,253				13,440,253
Initial public offering, net of share issuance costs, shares	283,333
Investment in subsidiary by additional 10% – MTM Animation					(73,890)	(73,890)
Ending balance, value at Mar. 31, 2023	$ 0	14,106,238	(886,765)	(549,736)	48,911	12,718,648
Beginning balance , shares at Mar. 31, 2023	2,616,666
Net income (loss) for the year			1,022,956		(55,707)	967,249
Exercise of Warrant B
Exercise of Warrant B, shares	66,667
Stock based compensation		1,954,880				1,954,880
Foreign currency translation gain				455,769	1,288	457,057
Share issuance of Senior Secured Convertible Notes		1,658,637				1,658,637
Share issuance of Senior Secured Convertible Note, shares	304,616
Elimination of NCI at disposal of subsidiary					(10,537)	(10,537)
Share issuance from exercise of convertible debenture, shares	449,977
Ending balance, value at Mar. 31, 2024	$ 0	$ 17,719,755	$ 136,191	$ (93,967)	$ (16,045)	$ 17,745,934
Beginning balance , shares at Mar. 31, 2024	3,437,926